Recapitalization Transaction	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Recapitalization Transaction	Recapitalization Transaction
On May 29, 2020, the Company, formerly known as Mudrick Capital Acquisition Corporation, consummated the Recapitalization Transaction as contemplated by a purchase agreement dated January 13, 2020, as amended on February 26, 2020 (the “Purchase Agreement”), by and among the Company, MUDS Acquisition Sub, Inc. (“Acquisition Sub”) and Seller. Pursuant to the Purchase Agreement, Acquisition Sub acquired all of the issued and outstanding equity interests of the direct subsidiaries of Seller and substantially all of the other assets of Seller and assumed substantially all of the liabilities of Seller.  In conjunction with the Recapitalization Transaction, Seller’s indebtedness existing prior to the Recapitalization Transaction was either repaid, exchanged for indebtedness of the Company, exchanged for shares of common stock or converted into shares of Seller common stock, and the Company’s post-Recapitalization Transaction indebtedness included amounts drawn under the Sprott Credit Agreement and the assumption of the newly issued Subordinated Notes (as such terms are defined herein). Upon closing of the Recapitalization Transaction, the Company’s unrestricted cash available for use totaled $68.9 million, and the number of shares of common stock issued and outstanding totaled 50,160,042. In addition, upon closing, the Company had 34,289,999 outstanding warrants to purchase an equal number of shares of common stock at $11.50 per share and 12,721,623 warrants to purchase 3,210,213 shares of common stock at a price of $44.82 per share.
Prior to the Recapitalization Transaction, the Company was a blank check special purpose acquisition corporation (“SPAC”) with no business operations and on May 29, 2020 had assets and liabilities consisting primarily of $10.4 million of cash and $6.9 million of liabilities for Accounts payable, accrued expenses, and deferred underwriting fees. As described in Note 2 - Summary of Significant Accounting Policies, the Company accounted for the Recapitalization Transaction as a reverse recapitalization in which the Company’s financial statements reflect a continuation of Seller.
The material financial effects and actions arising from the Recapitalization Transaction, were as follows (the defined terms that follow are included elsewhere in these financial statements):
Common stock and warrant transactions
a.The Company issued, in a private placement transaction, an aggregate of 7.6 million shares of common stock and 3.25 million warrants to purchase shares of common stock at a price of $10.00 per share for aggregate gross cash proceeds of $76.0 million.
b.Pursuant to a forward purchase contract, the Company issued 0.625 million shares of common stock and 2.5 million units, with each unit consisting of one share of common stock and one warrant to purchase one share of common stock at an exercise price of $11.50 per share for gross cash proceeds of $25.0 million. The warrants included in the units have substantially the same terms as the private placement warrants. The Company also converted 5.2 million shares of MUDS Class B common stock into the same number of shares of common stock, of which 3.5 million shares were surrendered to Seller as transaction consideration. Refer to Note 11 - Warrant Liabilities and Note 13 - Stockholders' Equity for further detail on the warrants issued.
c.The Company received $10.4 million of cash proceeds from the SPAC trust associated with the 1.2 million shares of common stock that were not redeemed by the Company's public stockholders. Additionally, the Company has outstanding 28.5 million warrants to purchase shares of common stock at a price of $11.50 per share that were issued to the Company's public stockholders at the time of the SPAC’s initial public offering (see Note 11 - Warrant Liabilities and Note 13 - Stockholders' Equity for further detail on the warrants issued).
d.The Company assumed the obligations with respect to 12.7 million Seller Warrants (as defined herein), which Seller Warrants became exercisable to purchase shares of common stock at an exercise price as of July 1, 2020 of $44.82 per share. Since July 1, 2020, each Seller Warrant was exercisable into approximately 0.2523 shares of common stock for a total of 3,210,213 shares of common stock. The exercise price and the conversion factor were further adjusted during the year ended December 31, 2020 to an exercise price of $41.26 per share and each Seller Warrant was exercisable for 0.27411 shares of common stock for a total of 3,487,168 shares of common stock. Subsequently, as of January 19, 2021, the Seller Warrants were subject to a further adjustment to an exercise price of $40.31 per share and each Seller Warrant was exercisable for 0.28055 shares of common stock for a total of 3,569,051 shares of common stock. Refer to Note 11 - Warrant Liabilities for further detail.
Seller’s pre-Recapitalization Transaction indebtedness
a.Seller’s $125.5 million First Lien Agreement with the Bank of Nova Scotia, as agent, and a $6.9 million promissory note plus accrued and unpaid interest were repaid with cash.
b.$48.5 million of Seller’s 1.25 Lien Notes were exchanged, and subsequently cancelled, for 4.85 million shares of common stock and the remaining $80.0 million in aggregate principal amount of Seller’s 1.25 Lien Notes were exchanged for $80.0 million in aggregate principal amount of new Subordinated Notes of the Company.
c.After giving effect to the 1.5 Lien Notes’ 110% repurchase feature, $145.7 million of Seller’s 1.5 Lien Notes plus accrued and unpaid interest were exchanged, and subsequently cancelled, for 16.0 million shares of common stock.
d.Prior to close, a total of $221.3 million of Seller’s 2.0 Lien Notes were converted into 132.8 million shares of Seller common stock and, together with the existing 2.9 million shares of Seller’s common stock issued and outstanding, received transaction consideration of 15.1 million shares of common stock distributed by Seller, including 3.5 million surrendered shares received by Seller from the Company. The consideration initially received by Seller was promptly distributed to the its stockholders on a pro rata basis pursuant to Seller’s plan of dissolution.
Sprott entity transactions
a.The Company assumed the amended Sprott Credit Agreement and was advanced $70.0 million of cash, subject to an original issue discount of 2.0%. Pursuant to the Sprott Credit Agreement, the Company issued approximately 0.5 million shares of common stock to the Lender, which was equal to 1.0% of the Company’s post-closing shares of common stock issued and outstanding.
b.The Company entered into the Royalty Agreement among Hycroft Mining Holding Corporation, its wholly subsidiary Hycroft Resources and Development, LLC and Sprott Private Resource Lending II (CO) Inc. ("Sprott Royalty Agreement"), pursuant to which the Company received $30.0 million of cash proceeds and incurred a 1.5% net smelter royalty payment obligation, payable monthly, relating to the Hycroft Mine’s monthly production (see Note 10 - Royalty Obligation).
Other items
a.Seller retained a reserve of $2.3 million in cash for use in the dissolution of Seller.
b.A $2.5 million cash payment was made and approximately 0.04 million shares of common stock were issued to the Company’s underwriter, Cantor Fitzgerald & Co. (“Cantor”), pursuant to an underwriting agreement. Additionally, a $2.0 million payment was made to Cantor at closing in connection with shares of common stock held by Cantor, which were not redeemed from the SPAC trust balance prior to closing.
c.The Company remitted $1.8 million of cash to holders of Seller’s deferred phantom units and paid $7.4 million of cash for additional transaction costs.
Upon closing of the Recapitalization Transaction and after giving effect to the terms of the business combination, the former holders of Seller’s indebtedness and common stock, including affiliated entities of such former holders, owned approximately 96.5% of the issued and outstanding common stock. The following table summarizes the ownership of the Company’s common stock issued and outstanding upon closing of the Recapitalization Transaction:

	Shares	Ownership %
Former Seller stockholders and affiliated entities	48,421,309	96.5%
Former MUDS public stockholders(1)	1,197,704	2.4%
Lender to Sprott Credit Agreement	496,634	1.0%
Cantor Fitzgerald & Co.	44,395	0.1%
Total shares issued and outstanding	50,160,042	100.0%
(1)Includes 200,000 shares held by Cantor.
Recapitalization Transaction
On May 29, 2020, the Company, formerly known as Mudrick Capital Acquisition Corporation, consummated a business combination transaction (the “Recapitalization Transaction”) as contemplated by a purchase agreement dated January 13, 2020, as amended on February 26, 2020 (the “Purchase Agreement”), by and among the Company, MUDS Acquisition Sub, Inc. (“Acquisition Sub”) and Hycroft Mining Corporation (“Seller”). Pursuant to the Purchase Agreement, Acquisition Sub acquired all of the issued and outstanding equity interests of the direct subsidiaries of Seller and substantially all of the other assets of Seller and assumed substantially all of the liabilities of Seller.  In conjunction with the Recapitalization Transaction, Seller’s indebtedness existing prior to the Recapitalization Transaction was either repaid, exchanged for indebtedness of the Company, exchanged for shares of common stock or converted into shares of Seller common stock, and the Company’s post-Recapitalization Transaction indebtedness included amounts drawn under the Sprott Credit Agreement and the assumption of the newly issued Subordinated Notes (as such are defined herein). Upon closing of the Recapitalization Transaction, the Company’s unrestricted cash available for use totaled $68.9 million, and the number of shares of common stock issued and outstanding totaled 50,160,042. In addition, upon closing, the Company had 34,289,999 outstanding warrants to purchase an equal number of shares of common stock at $11.50 per share and 12,721,623 warrants to purchase 3,210,213 shares of common stock at a price of $44.82 per share.
Prior to the Recapitalization Transaction, the Company was a blank check special purpose acquisition corporation (“SPAC”) with no business operations and on May 29, 2020 had assets and liabilities consisting primarily of $10.4 million of cash and $6.9 million of liabilities for accounts payable, accrued expenses, and deferred underwriting fees. As described in Note 2 - Summary of Significant Accounting Policies, the Company accounted for the Recapitalization Transaction as a reverse recapitalization in which the Company’s financial statements reflect a continuation of Seller.
The material financial effects and actions arising from the Recapitalization Transaction, which are described in detail elsewhere in these financial statements, were as follows (the defined terms that follow are included elsewhere in these financial statements):
Common stock and warrant transactions
a.The Company issued, in a private placement transaction, an aggregate of 7.6 million shares of common stock and 3.25 million warrants to purchase shares of common stock at a price of $10.00 per share for aggregate gross cash proceeds of $76.0 million. The warrants were exercisable into 3.25 million shares for $11.50 per warrant. These warrants are included with the 5-Year Public Warrants because they may be mandatorily redeemed under the terms in the warrant agreement. Refer to Note 13 - Stockholders' Equity for further detail.
b.Pursuant to a forward purchase contract, the Company issued 3.125 million shares of common stock and 2.5 million warrants to purchase shares of common stock having substantially the same terms as the private placement warrants for gross cash proceeds of $25.0 million. The Company also converted 5.2 million shares of MUDS Class B common stock into the same number of shares of common stock, of which 3.5 million shares were surrendered to Seller as transaction consideration. The 2.5 million warrants were exercisable into 2.5 million shares at an exercise price of $11.50 per warrant. These warrants are included with the 5-Year Private Warrants because they cannot be mandatorily redeemed under the terms of the warrant agreement. Refer to Note 11 - Warrant Liabilities for further detail.
c.The Company received $10.4 million of cash proceeds from the SPAC trust associated with the 1.2 million shares of common stock that were not redeemed by the Company's public stockholders. Additionally, the Company has outstanding 27.9 million warrants to purchase shares of common stock at a price of $11.50 per share that were issued in a unit offering to the Company's public stockholders at the time of the SPAC’s initial public offering and the Company has outstanding 7.74 million warrants to purchase shares of common stock at a price of $11.50 per share that were sold to the Sponsor and underwriter, Cantor Fitzgerald & Co. These warrants are included with the 5-Year Private Warrants because they cannot be mandatorily redeemed under the terms of the warrant agreement. Refer to Note 11 - Warrant Liabilities for further detail.
d.The Company assumed the obligations with respect to 12.7 million Seller Warrants (as defined herein), which Seller Warrants became exercisable to purchase shares of common stock at an exercise price as of July 1, 2020 and December 31, 2020, of $44.82 per share (see Note 11 - Warrant Liabilities). Since July 1, 2020, each Seller Warrant was exercisable into approximately 0.2523 shares of common stock for a total of 3,210,213 shares of common stock. The exercise price and the conversion factor were further adjusted during the year ended December 31, 2020 to an exercise price of $41.26 per share and each Seller Warrant was exercisable for 0.27411 shares of common stock for a total of 3,487,168 shares of common stock. Subsequently, as of January 19, 2020, the Seller Warrants were subject to a further adjustment to an exercise price of $40.31 per share and each Seller Warrant was exercisable for 0.28055 shares of common stock for a total of 3,569,051 shares of common stock. Refer to Note 11 - Warrant Liabilities for further detail.
Seller’s pre-Recapitalization Transaction indebtedness
a.Seller’s $125.5 million First Lien Agreement with the Bank of Nova Scotia, as agent, and $6.9 million promissory note plus accrued and unpaid interest were repaid with cash (see Note 9 - Debt, Net).
b.$48.5 million of Seller’s 1.25 Lien Notes were exchanged, and subsequently cancelled, for 4.85 million shares of common stock and the remaining $80.0 million of Seller’s 1.25 Lien Notes were exchanged for $80.0 million in aggregate principal of new Subordinated Notes of the Company (see Note 9 - Debt, Net).
c.After giving effect to the 1.5 Lien Notes’ 110% repurchase feature, $145.7 million of Seller’s 1.5 Lien Notes plus accrued and unpaid interest were exchanged, and subsequently cancelled, for 16.0 million shares of common stock (see Note 9 - Debt, Net).
d.Prior to close, a total of $221.3 million of Seller’s 2.0 Lien Notes were converted into 132.8 million shares of Seller common stock and, together with the existing 2.9 million shares of Seller’s common stock issued and outstanding, received transaction consideration of 15.1 million shares of common stock distributed by Seller, including 3.5 million surrendered shares received by Seller from the Company (see Note 9 - Debt, Net). The consideration initially received by Seller was promptly distributed to the its stockholders on a pro rata basis pursuant to Seller’s plan of dissolution.
Sprott entity transactions
a.The Company assumed the amended Sprott Credit Agreement and was advanced $70.0 million of cash, subject to an original issue discount of 2.0% (see Note 9 - Debt, Net). Pursuant to the Sprott Credit Agreement, the Company issued approximately 0.5 million shares of common stock to the Lender, which was equal to 1.0% of the Company’s post-closing shares of common stock issued and outstanding.
b.The Company entered into the Royalty Agreement among Hycroft Mining Holding Corporation, its wholly subsidiary Hycroft Resources and Development, LLC and Sprott Private Resource Lending II (CO) Inc. ("Sprott Royalty Agreement"), pursuant to which the Company received $30.0 million of cash proceeds and incurred a 1.5% net smelter royalty payment obligation, payable monthly, relating to the Hycroft Mine’s monthly production (see Note 10 - Royalty Obligation).
Other items
a.Seller retained a reserve of $2.3 million in cash for use in the dissolution of Seller.
b.A $2.5 million cash payment was made and approximately 0.04 million shares of common stock were issued to the Company’s underwriter, Cantor Fitzgerald & Co. (“Cantor”), pursuant to an underwriting agreement. Additionally, a $2.0 million payment was made to Cantor at closing in connection with shares of common stock held by Cantor, which were not redeemed from the SPAC trust balance prior to closing.
c.The Company remitted $1.8 million of cash to holders of Seller’s deferred phantom units (see Note 19 - Fair Value Measurements) and paid $7.4 million of cash for additional transaction costs.
Upon closing of the Recapitalization Transaction and after giving effect to the terms of the business combination, the former holders of Seller’s indebtedness and common stock, including affiliated entities of such former holders, owned approximately 96.5% of the issued and outstanding common stock. The following table summarizes the ownership of the Company’s common stock issued and outstanding upon closing of the Recapitalization Transaction:

	Shares	Ownership %
Former Seller stockholders and affiliated entities	48,421,309	96.5%
Former MUDS public stockholders(1)	1,197,704	2.4%
Lender to Sprott Credit Agreement	496,634	1.0%
Cantor Fitzgerald & Co.	44,395	0.1%
Total shares issued and outstanding	50,160,042	100.0%
(1)Includes 200,000 shares held by Cantor.